Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	108 Months Ended	132 Months Ended
	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
C000130874_0_LG_BBIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Commodity Total Return Index
C000130874_0_BBIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	$ 9,202
C000130874_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	9,273
C000130874_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,526
C000130874_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,015
C000130874_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	7,927
C000130874_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,120
C000130874_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,147
C000130874_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,032
C000130874_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,358
C000130874_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,558
C000130874_0_BBIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	19,969
C000130874_4_LG_BBIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI ACWI (All Country World Index) Index
C000130874_4_BBIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000130874_4_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,753
C000130874_4_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,092
C000130874_4_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,532
C000130874_4_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,564
C000130874_4_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,458
C000130874_4_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,474
C000130874_4_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,804
C000130874_4_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	23,253
C000130874_4_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	27,031
C000130874_4_BBIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	33,101
C000206762_0_LG_BBIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI (All Country World Index) Index
C000206762_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000206762_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,820
C000206762_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,721
C000206762_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,996
C000206762_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,263
C000206762_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,298
C000206762_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,311
C000206762_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	23,610
C000206762_0_BBIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	28,913
C000175832_0_LG_BBIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Commodity Total Return Index
C000175832_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000175832_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,161
C000175832_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,438
C000175832_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,879
C000175832_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	8,686
C000175832_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,185
C000175832_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,502
C000175832_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,280
C000175832_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,541
C000175832_0_BBIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	14,857
C000175832_0_BBIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	20,136
C000175832_4_LG_BBIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI ACWI (All Country World Index) Index
C000175832_4_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000175832_4_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,334
C000175832_4_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,511
C000175832_4_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,899
C000175832_4_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,806
C000175832_4_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,109
C000175832_4_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,365
C000175832_4_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,413
C000175832_4_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,446
C000175832_4_BBIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	23,768
C000175832_4_BBIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	29,105
C000130874_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Series Commodity Strategy Fund
C000130874_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000130874_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,038
C000130874_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,266
C000130874_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,667
C000130874_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,534
C000130874_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,932
C000130874_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,096
C000130874_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,845
C000130874_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,151
C000130874_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,366
C000130874_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	18,465
C000130874_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Commodity Strategy Linked Index
C000130874_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000130874_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,077
C000130874_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,352
C000130874_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,797
C000130874_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,614
C000130874_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,084
C000130874_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,374
C000130874_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,162
C000130874_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,429
C000130874_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,734
C000130874_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	18,904
C000130874_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Commodity 3 Month Forward Total Return Index
C000130874_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000130874_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,250
C000130874_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,750
C000130874_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,237
C000130874_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,671
C000130874_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,744
C000130874_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,015
C000130874_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,196
C000130874_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,736
C000130874_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,294
C000130874_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	23,489
C000206762_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® SAI Inflation-Focused Fund
C000206762_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000206762_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,350
C000206762_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,518
C000206762_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,953
C000206762_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,787
C000206762_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,330
C000206762_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,713
C000206762_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,736
C000206762_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	23,154
C000206762_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Commodity Linked Index℠
C000206762_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000206762_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,166
C000206762_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,938
C000206762_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,538
C000206762_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,952
C000206762_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,695
C000206762_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,960
C000206762_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,087
C000206762_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	22,597
C000206762_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Commodity 50/50 Petroleum and ex-Petroleum Index
C000206762_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000206762_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,853
C000206762_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,465
C000206762_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,070
C000206762_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,527
C000206762_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,509
C000206762_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,373
C000206762_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,775
C000206762_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	28,120
C000175832_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Commodity Strategy Fund
C000175832_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000175832_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,150
C000175832_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,329
C000175832_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,675
C000175832_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	8,505
C000175832_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,820
C000175832_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,785
C000175832_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,505
C000175832_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,769
C000175832_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	13,863
C000175832_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	17,698
C000175832_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Commodity Strategy Linked Index
C000175832_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000175832_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,161
C000175832_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,438
C000175832_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,879
C000175832_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	8,686
C000175832_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,185
C000175832_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,502
C000175832_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,280
C000175832_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,541
C000175832_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	14,857
C000175832_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	19,061
C000175832_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Commodity 3 Month Forward Total Return Index
C000175832_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000175832_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,181
C000175832_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,677
C000175832_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,167
C000175832_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	9,605
C000175832_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,651
C000175832_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,893
C000175832_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,080
C000175832_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,623
C000175832_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	18,170
C000175832_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	$ 23,330